REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of receivables, contract assets and contract liabilities from contracts with customer

	December 31,
	2022	2021
Receivables	30,012	32,361
Contract assets	96	189
Total assets	30,108	32,550
Less current portion	(29,213)	(20,638)
Total non-current assets	895	11,912

Contract liabilities:
Mobile and fixed telecommunication services	(25,499)	(22,064)
Other services	(1,252)	(1,056)
Loyalty programme	(455)	(451)
Total liabilities	(27,206)	(23,571)
Less current portion	26,082	22,594
Total non-current liabilities	(1,124)	(977)

Schedule of changes in the contract liabilities

	2022	2021

Balance as of January 1	(23,571)	(21,842)

Revenue recognised that was included in the contract liability balance at the beginning of the period	22,687	18,712
Increase due to cash received, excluding amount recognised as revenue during the period	(25,657)	(20,441)
Aquisition of Gulfstream, Bronevik and Webinar	(665)	—

Balance as of December 31	(27,206)	(23,571)

Schedule of revenue related to performance obligations and transaction price that are unsatisfied

The Group expects to recognize revenue related to performance obligations that were unsatisfied (or partially unsatisfied) as of December 31, 2022 as follows:

	2023	2024-2028	2029-2033	Total

Connectivity services	24,375	1,097	27	25,499
Other services	1,252	—	—	1,252
Loyalty programme	455	—	—	455

	2023	2024-2028	2029-2033	After 2033	Total

Connectivity services	812	2,130	210	112	3,264

Schedule of capitalized cost to obtain and fulfill contracts

	December 31,
	2022	2021

Cost to obtain contracts
Gross book value	15,589	14,633
Accumulated amortization	(7,080)	(6,736)

Cost to fulfill contracts
Gross book value	4,967	5,240
Accumulated amortization	(2,686)	(2,279)